Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2011
Registrant Name	dei_EntityRegistrantName	Claymore Exchange-Traded Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001364089
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec. 29, 2011
Guggenheim BRIC ETF (Prospectus Summary) | Guggenheim BRIC ETF | Guggenheim BRIC ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EEB
Guggenheim Defensive Equity ETF (Prospectus Summary) | Guggenheim Defensive Equity ETF | Guggenheim Defensive Equity ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DEF
Guggenheim Insider Sentiment ETF (Prospectus Summary) | Guggenheim Insider Sentiment ETF | Guggenheim Insider Sentiment ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NFO
Guggenheim International Small Cap LDRs ETF (Prospectus Summary) | Guggenheim International Small Cap LDRs ETF | Guggenheim International Small Cap LDRs ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	XGC
Guggenheim Mid-Cap Core ETF (Prospectus Summary) | Guggenheim Mid-Cap Core ETF | Guggenheim Mid-Cap Core ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CZA
Guggenheim Multi-Asset Income ETF (Prospectus Summary) | Guggenheim Multi-Asset Income ETF | Guggenheim Multi-Asset Income ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CVY
Guggenheim Ocean Tomo Growth Index ETF (Prospectus Summary) | Guggenheim Ocean Tomo Growth Index ETF | Guggenheim Ocean Tomo Growth Index ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OTR
Guggenheim Ocean Tomo Patent ETF (Prospectus Summary) | Guggenheim Ocean Tomo Patent ETF | Guggenheim Ocean Tomo Patent ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OTP
Guggenheim Raymond James SB-1 Equity ETF (Prospectus Summary) | Guggenheim Raymond James SB-1 Equity ETF | Guggenheim Raymond James SB-1 Equity ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RYJ
Guggenheim Sector Rotation ETF (Prospectus Summary) | Guggenheim Sector Rotation ETF | Guggenheim Sector Rotation ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	XRO
Guggenheim Spin-Off ETF (Prospectus Summary) | Guggenheim Spin-Off ETF | Guggenheim Spin-Off ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSD
Wilshire 4500 Completion ETF (Prospectus Summary) | Wilshire 4500 Completion ETF | Wilshire 4500 Completion ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WXSP
Wilshire 5000 Total Market ETF (Prospectus Summary) | Wilshire 5000 Total Market ETF | Wilshire 5000 Total Market ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WFVK
Wilshire Micro-Cap ETF (Prospectus Summary) | Wilshire Micro-Cap ETF | Wilshire Micro-Cap ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WMCR
Wilshire US REIT ETF (Prospectus Summary) | Wilshire US REIT ETF | Wilshire US REIT ETF
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WREI